UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS
Partners III Opportunity Fund

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Partners III Opportunity Fund
Schedule of Investments
December 31, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 103.0%

Mortgage Services — 21.4%

Originating and Investing — 14.6%
Countrywide Financial Corp.	550,000	$18,804,500
Redwood Trust, Inc.	350,000	14,441,000
Newcastle Investment Corp.	90,000	2,236,500

		35,482,000
Government Agency — 6.8%
Fannie Mae	340,000	16,595,400

		52,077,400

Media Content and Distribution — 20.0%

Newspaper, Television, Radio and Content — 12.0%
Liberty Media Corp. - A*	1,500,000	11,805,000
Cumulus Media, Inc. - CL A*	820,000	10,176,200
The Washington Post Co. CL B	7,000	5,355,000
Discovery Holding Co. - A*	119,050	1,803,607

		29,139,807
Cable Television — 8.0%
Comcast Corp. - Special CL A*	450,000	11,560,500
Liberty Global, Inc. - A*	180,000	4,050,000
Liberty Global, Inc. - C*	180,000	3,816,000

		19,426,500

		48,566,307
Consumer Products and Services — 19.4%

Retailing — 15.9%
Wal-Mart Stores, Inc.	240,000	11,232,000
Cabela’s, Inc. CL A*	625,000	10,375,000
Expedia, Inc.*	250,000	5,990,000
IAC/InterActiveCorp*	201,500	5,704,465
AutoZone, Inc.*	40,000	3,670,000
Cost Plus, Inc.*	90,000	1,543,500

		38,514,965
Education — 3.5%
ITT Educational Services, Inc.*	80,000	4,728,800
Corinthian Colleges, Inc.*	310,600	3,658,868

		8,387,668

		46,902,633
Banking and Insurance — 16.1%

Insurance — 11.2%
Berkshire Hathaway, Inc. CL A*	130	11,520,600
Berkshire Hathaway, Inc. CL B*	3,000	8,806,500
American International Group, Inc.	100,000	6,823,000

		27,150,100
Banking — 4.9%
Hudson City Bancorp, Inc.	800,000	9,696,000
Washington Mutual, Inc.	50,000	2,175,000

		11,871,000

		39,021,100

Partners III Opportunity Fund
Schedule of Investments
December 31, 2005
(Unaudited)

	Shares	Value

Diversified Insdustries — 7.7%
Tyco International Ltd.	650,000	18,759,000

Telecommunications — 6.3%
Qwest Communications International, Inc.*	1,507,000	8,514,550
Telephone and Data Systems, Inc. - Special	144,000	4,983,840
Leap Wireless International, Inc.*	50,000	1,894,000

		15,392,390

Healthcare — 5.1%

Providers — 2.3%
Pediatrix Medical Group, Inc.* (a)	63,000	5,579,910

Managed Care — 1.7%
UnitedHealth Group, Inc.	40,000	2,485,600
WellPoint, Inc.*	20,000	1,595,800

		4,081,400
Suppliers and Distributors — 1.1%
Centene Corp.*	100,000	2,629,000

		12,290,310
Gaming, Lodging and Leisure — 4.0%
Host Marriott Corp.	240,000	4,548,000
Harrah’s Entertainment, Inc.(a)	40,000	2,851,600
Six Flags, Inc.*	290,000	2,235,900

		9,635,500

Commercial Services — 3.0%
Coinstar, Inc.*	250,000	5,707,500
Intelligent Systems Corp.* + #	728,090	1,558,113

		7,265,613

Other — 0.0%
Continental Resources* #	700	140,000

Total Common Stocks (Cost $213,763,017)		250,050,253

SHORT-TERM SECURITIES — 0.0%
Wells Fargo Advantage Government Money Market Fund 4.2%(b) (Cost $397)	397	397

Total Investments in Securities (Cost $213,763,414)		$250,050,650
Securities Sold Short — (23.3%)		(56,595,200)
Covered Call Options Written — (0.3%)		(826,500)
Other Assets Less Other Liabilities — 20.6%		50,126,035

Net Assets — 100%		$242,754,985

Partners III Opportunity Fund
Schedule of Investments
December 31, 2005
(Unaudited)

	Shares	Value

SECURITIES SOLD SHORT — (23.3%)
Ishares Russell 2000	310,000	$(20,677,000)
Ishares Russell 2000 Value	310,000	(20,435,200)
Midcap SPDR Trust Series 1	100,000	(13,462,000)
Nasdaq 100 Shares	50,000	(2,021,000)

Total Securities Sold Short (Proceeds $55,603,658)		$(56,595,200)

	Expiration date/ Strike price	Shares subject to option	Value
COVERED CALL OPTIONS WRITTEN — (0.3%)
Pediatrix Medical Group, Inc.	February 2006 / $80	63,000	$(598,500)
Harrah’s Entertainment, Inc.	May 2006 / $70	40,000	(228,000)

Total Call Options Written (Proceeds $558,801)			$(826,500)

*	Non-income producing

+	Non-controlled affiliate

#	Illiquid and/or restricted security.

(a)	Fully or partially pledged as collateral on outstanding written options.

(b)	Rate presented represents the annualized 7-day yield at December 31, 2005.

Note to Schedule of Investments (Unaudited):

Valuation of Securities

Investments are carried at value determined using the following valuation methods:

•	Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange will be valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•	Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•	The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•	The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith under the supervision of the Trust’s Board of Trustees.

Securities Transactions

The cost of investments for Federal income tax purposes for the Fund is $214,065,806.

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, is $38,290,467 and $2,305,623, respectively.

Illiquid and Restricted Securities

The Fund owns certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at December 31, 2005, include the following:

	Acquisition Date
Continental Resources	1/28/87	$43,750
Intelligent Systems Corp.	12/03/91	1,551,358

Total cost of illiquid and/or restricted securities		$1,595,108

Value		$1,698,113

Percent of net assets		0.7%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz —————————————————— Wallace R. Weitz President (Principal Executive Officer)

Date:	February 9, 2006 ——————————————————

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll —————————————————— Kenneth R. Stoll Principal Financial Officer

Date:	February 9, 2006 ——————————————————